Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Interest expense on lease liabilities	$ 46.9	$ 57.9
Short-term, low value and other lease costs	51.0	19.1
Non-insurance companies
Leases
Interest expense on lease liabilities	46.9	57.9
Lease concessions, COVID related	$ 1.7	$ 28.9